The Arbitrage Fund

The Arbitrage Credit Opportunities Fund

The Arbitrage Event-Driven Fund

Supplement dated June 30, 2016 to the Prospectus

dated September 30, 2015

The following replaces the Portfolio Manager disclosure for The Arbitrage Fund in the section entitled, “SUMMARY SECTION”:

Portfolio Managers

Roger Foltynowicz, CAIA, Portfolio Manager of the Fund, has been a portfolio manager of the Fund since January 2005. Todd Munn, Portfolio Manager of the Fund, has been a portfolio manager of the Fund since January 2005. John Orrico, CFA, President and Trustee of the Fund, has been a portfolio manager of the Fund since its inception in September 2000. Matthew Osowiecki, Portfolio Manager of the Fund, has been a portfolio manager of the Fund since June 2016.

The following replaces the Portfolio Manager disclosure for The Arbitrage Credit Opportunities Fund in the section entitled, “SUMMARY SECTION”:

Portfolio Managers

Gregory Loprete, Portfolio Manager of the Fund, has been a portfolio manager of the Fund since its inception in October 2012. James Powers, CFA, Portfolio Manager of the Fund, has been a portfolio manager of the Fund since its inception in October 2012. Robert Ryon, Portfolio Manager of the Fund, has been a portfolio manager of the Fund since June 2016.

The following replaces the Portfolio Manager disclosure for The Arbitrage Event-Driven Fund in the section entitled, “SUMMARY SECTION”:

Portfolio Managers

Edward Chen, Portfolio Manager of the Fund, has been a portfolio manager of the Fund since 2013. Roger Foltynowicz, CAIA, Portfolio Manager of the Fund, has been a portfolio manager of the Fund since its inception in October 2010. Gregory Loprete, Portfolio Manager of the Fund, has been a portfolio manager of the Fund since its inception in October 2010. Todd W. Munn, Portfolio Manager of the Fund, has been a portfolio manager of the Fund since its inception in October 2010. Robert Ryon, Portfolio Manager of the Fund, has been a portfolio manager of the Fund since June 2016.

The following replaces similar disclosure in the section entitled “THE ADVISER”:

Roger Foltynowicz, CAIA, Todd Munn, John Orrico, CFA and Matthew Osowiecki are portfolio managers for The Arbitrage Fund. They are all equally responsible for the day-to-day management of the portfolio of the Fund.

Gregory Loprete, James Powers, CFA and Robert Ryon are portfolio managers for The Arbitrage Credit Opportunities Fund. They are equally responsible for the day-to-day management of the portfolio of the Fund.

Edward Chen, Roger Foltynowicz, CAIA, Gregory Loprete, Todd Munn and Robert Ryon are portfolio managers for The Arbitrage Event-Driven Fund. They are all equally responsible for the day-to-day management of the portfolio of the Fund.

Edward Chen and Curtis Watkins, CFA are the portfolio managers for The Arbitrage Tactical Equity Fund. They are equally responsible for the day-to-day management of the portfolio of the Fund.

Edward Chen joined Water Island Capital, LLC in 2013. He is responsible for the firm’s investments in event-driven equity situations. Prior to joining the firm, Mr. Chen was a Managing Director and Senior Event-Driven Strategist for Jefferies LLC and an Event-Driven Analyst for Citigroup Global Markets, Inc. He started his career at Citigroup as an Associate in the firm’s Communications Investment Banking Group. Mr. Chen received a Masters of Business Administration with a concentration in Finance from MIT Sloan School of Management and a Bachelor of Software Engineering in Computer Science from the University of Pennsylvania.

Prior to becoming a portfolio manager of The Arbitrage Fund in January 2005 and The Arbitrage Event-Driven Fund in October 2010, Roger Foltynowicz was a senior equity analyst for the Funds. Mr. Foltynowicz received a Master of Science degree from Pace University in 2006 — with a major in Investment Management — and a Bachelor’s degree from Presbyterian College in 1999 — with a major in Business Administration.

Gregory Loprete joined Water Island Capital, LLC in 2009 and currently serves as a portfolio manager of The Arbitrage Credit Opportunities Fund and The Arbitrage Event-Driven Fund. Prior to joining Water Island Capital, LLC, Mr. Loprete worked at Keefe, Bruyette & Woods as a Convertible and Preferred Trader where he evaluated, implemented and managed convertible and capital structure investments. From 2007 — 2008, Mr. Loprete was a Director in the Convertible Arbitrage Group at Ramius Capital Group, LLC (“Ramius”). At Ramius, Mr. Loprete served as co-manager and trader for the firm’s US Convertible Arbitrage Portfolio. From 2003 to 2007, Mr. Loprete was a Senior Convertible Analyst and Convertible Banking Liaison at SG Cowen & Company. Mr. Loprete received a Masters of Business Administration degree in Finance from New York University in 1993 and a Bachelor’s degree from the University of Delaware in 1987 — with a major in English Literature and a minor in Economics.

Prior to becoming a portfolio manager of The Arbitrage Fund in January 2005 and The Arbitrage Event-Driven Fund in October 2010, Todd Munn was a senior equity analyst for the Funds. Mr. Munn received a Masters of Business Administration degree from Fordham Graduate School of Business in 2003 and a Bachelor’s degree from Gettysburg College in 1993 — with a double major in Finance and Accounting.

John Orrico, CFA, serves as Chief Investment Officer of the Adviser and also serves as the President and a Trustee of the Funds. Prior to organizing the Adviser in January 2000, Mr. Orrico assisted in the management of private trusts and entities employing merger arbitrage strategies. Mr. Orrico received a Bachelor’s degree from Georgetown University in 1982 — with a double major in Finance and International Management. He received the Chartered Financial Analyst designation in 1988.

Matthew Osowiecki joined Water Island Capital, LLC in 2007. Prior to becoming a portfolio manager of The Arbitrage Fund in June 2016, Mr. Osowiecki served as a senior equity analyst for the Funds. Before joining Water Island Capital, Mr. Osowiecki worked in the Investment Product Division of The Hartford and as a project manager in commercial development. Mr. Osowiecki received a Bachelor of Science in Finance from the University of Connecticut.

James Powers, CFA, joined Water Island Capital, LLC in 2011 and evaluates event-driven and relative value investment opportunities in the credit markets. Prior to joining Water Island Capital, LLC, Mr. Powers held various senior positions analyzing investment grade and high yield corporate credit, including bank debt, corporate bonds, and convertible securities. Most recently, he was with Torchlight Investors and Neuberger Berman. Mr. Powers received a Masters of Business Administration in Finance from New York University and a Bachelor’s degree in Economics from Union College. He received the Chartered Financial Analyst designation in 2002.

Robert Ryon joined Water Island Capital, LLC in 2014, previously serving as a portfolio risk strategist and head trader for the firm’s credit team. Mr. Ryon became a portfolio manager of The Arbitrage Credit

Opportunities Fund and The Arbitrage Event-Driven Fund in June 2016. Before joining Water Island Capital, Mr. Ryon held various senior positions analyzing, trading, and managing portfolios of convertible and capital structure investments. Most recently, he was a portfolio manager and trader at Southpaw Asset Management where he managed and traded convertible and capital structure investments. Mr. Ryon received a Masters of Business Administration from Lehigh University and a Bachelor of Science in Finance from The Pennsylvania State University.

Curtis Watkins, CFA joined Water Island Capital, LLC in 2010 and currently serves as a portfolio manager of The Arbitrage Tactical Equity Fund. Prior to becoming a portfolio manager in 2015, he served as a Research Analyst. Mr. Watkins spent four years with the Economic and Valuation Services Group at KPMG, LLP. There, he performed valuation services for multi-national clients relating to mergers and acquisitions, fairness opinions and corporate restructuring. Mr. Watkins holds a Bachelor of Science in Economics with a concentration in Finance from John Carroll University.

Please retain this Supplement for future reference.

The Arbitrage Fund

The Arbitrage Credit Opportunities Fund

The Arbitrage Event-Driven Fund

Supplement dated June 30, 2016 to the Statement of Additional Information

dated September 30, 2015

The following replaces the disclosure in the section entitled, “PORTFOLIO MANAGERS”:

PORTFOLIO MANAGERS

The tables below disclose the accounts within each type and category for which the portfolio managers were jointly and primarily responsible for day-to-day portfolio management. The information in the tables is as of May 31, 2015 (except as noted below).

The Arbitrage Fund

	(a)(2) Number of other accounts managed within each category and the			(a)(3) For each category in (a)(2), number of accounts and the total assets in the accounts with respect to which the
	total assets in the accounts managed within each category			advisory fee is based on the performance of the account
(a)(1)		(B)
Portfolio	(A)	Other			Other
Manager’s Name	Registered	Pooled	(C)	Registered	Pooled
(as stated in the	Investment	Investment	Other	Investment	Investment	Other
Prospectus)	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
John Orrico, CFA	4 Accounts	1 Account	0 Accounts	0 Accounts	0 Accounts	0 Accounts
	$439 million	$13.4 million	$0	$0	$0	$0

Todd Munn	4 Accounts	1 Account	0 Accounts	0 Accounts	0 Accounts	0 Accounts
	$439 million	$1.9 million	$0	$0	$0	$0

Roger Foltynowicz, CAIA	4 Accounts	1 Account	0 Accounts	0 Accounts	0 Accounts	0 Accounts
	$439 million	$1.9 million	$0	$0	$0	$0

Matthew Osowiecki*	0 Accounts	1 Account	0 Accounts	0 Accounts	0 Accounts	0 Accounts
	$0	$5.7 million	$0	$0	$0	$0

* Information is as of May 31, 2016.

The Arbitrage Event-Driven Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2), number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
(a)(1)		(B)
Portfolio	(A)	Other			Other
Manager’s Name	Registered	Pooled	(C)	Registered	Pooled
(as stated in the	Investment	Investment	Other	Investment	Investment	Other
Prospectus)	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
Todd Munn	4 Accounts	1 Account	0 Accounts	0 Accounts	0 Accounts	0 Accounts
	$2.3 billion	$1.9 million	$0	$0	$0	$0

Roger Foltynowicz, CAIA	4 Accounts	1 Account	0 Accounts	0 Accounts	0 Accounts	0 Accounts
	$2.3 billion	$1.9 million	$0	$0	$0	$0

Edward Chen	3 Accounts	1 Account	0 Accounts	0 Accounts	0 Accounts	0 Accounts
	$175 million	$9.8 million	$0	$0	$0	$0

Gregory Loprete	4 Accounts	1 Account	0 Accounts	0 Accounts	0 Accounts	0 Accounts
	$186 million	$1.6 million	$0	$0	$0	$0

Robert Ryon*	1 Account	1 Account	0 Accounts	0 Accounts	0 Accounts	0 Accounts
	$55.7 million	$2.2 million	$0	$0	$0	$0

* Information is as of May 31, 2016.

The Arbitrage Credit Opportunities Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2), number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
(a)(1)		(B)
Portfolio	(A)	Other			Other
Manager’s Name	Registered	Pooled	(C)	Registered	Pooled
(as stated in the	Investment	Investment	Other	Investment	Investment	Other
Prospectus)	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
Gregory Loprete	4 Accounts	1 Account	0 Accounts	0 Accounts	0 Accounts	0 Accounts
	$258 million	$1.6 million	$0	$0	$0	$0

James Powers, CFA	4 Accounts	1 Account	0 Accounts	0 Accounts	0 Accounts	0 Accounts
	$258 million	$1.6 million	$0	$0	$0	$0

Robert Ryon*	1 Account	1 Account	0 Accounts	0 Accounts	0 Accounts	0 Accounts
	$27 million	$2.2 million	$0	$0	$0	$0

* Information is as of May 31, 2016.

The Arbitrage Tactical Equity Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2), number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
(a)(1)		(B)
Portfolio	(A)	Other			Other
Manager’s Name	Registered	Pooled	(C)	Registered	Pooled
(as stated in the	Investment	Investment	Other	Investment	Investment	Other
Prospectus)	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
Edward Chen	3 Accounts	1 Account	0 Accounts	0 Accounts	0 Accounts	0 Accounts
	$457 million	$9.8 million	$0	$0	$0	$0

Curtis Watkins	3 Accounts	0 Accounts	0 Accounts	0 Accounts	0 Accounts	0 Accounts
	$457 million	$0	$0	$0	$0	$0

Material Conflicts of Interest

The fact that Messrs. Chen, Watkins, Foltynowicz, Loprete, Powers, Munn, Orrico, Osowiecki and Ryon serve as both portfolio managers of the Funds and other accounts, including accounts in which these individuals may have an interest, creates the potential for conflicts of interest. However, the Adviser does not believe that the overlapping responsibilities of Messrs. Chen, Watkins, Foltynowicz, Loprete, Powers, Munn, Orrico, Osowiecki and Ryon or the various elements of their compensation present any material conflict of interest for the following reasons:

•                  the portfolio management services are typically applied collectively to the management of the Funds and the other accounts are similarly managed;

•                  the Adviser follows written allocation procedures designed to allocate securities purchases and sales between the Funds and the other accounts in a fair and equitable manner;

•                  the Adviser has adopted policies limiting the ability of Messrs. Chen, Watkins, Foltynowicz, Loprete, Powers, Munn, Orrico, Osowiecki and Ryon to cross trade securities between the Funds and the other accounts; and

•                  allocations are reviewed by the Adviser’s compliance group and periodically by the Funds’ compliance consultant.

As of May 31, 2015, each portfolio manager receives compensation that is a combination of a fixed base salary, a discretionary cash bonus based on the overall profitability of the Adviser and the underlying performance of the Funds managed and a retirement plan that is comprised of contributions from the portfolio manager, with a discretionary match from the Adviser.

Disclosure of Securities Ownership

For the most recently completed fiscal year ended May 31, 2015 (except as noted below), the table below provides beneficial ownership of shares of the portfolio managers of each Fund they manage (None, $1 – $10,000, $10,001 – $50,000, $50,001 – $100,000, $100,001 – $500,000, $500,001 – $1,000,000, or over $1,000,000).

Shares Beneficially Owned By	Fund	Dollar Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
John S. Orrico	The Arbitrage Fund	Over $1 million
Todd Munn	The Arbitrage Fund	$100,001 – $500,000
	The Arbitrage Event-Driven Fund	$50,001 – $100,000
Roger Foltynowicz	The Arbitrage Fund	$100,001 – $500,000
	The Arbitrage Event-Driven Fund	$100,001 – $500,000
Edward Chen	The Arbitrage Event-Driven Fund	$10,001 – $50,000
	The Arbitrage Tactical Equity Fund	$50,001 – $100,000
Gregory Loprete	The Arbitrage Event-Driven Fund	$50,001 – $100,000
	The Arbitrage Credit Opportunities Fund	$50,001 – $100,000
Matthew Osowiecki	The Arbitrage Fund	$50,001 – $100,000*
Robert Ryon	The Arbitrage Credit Opportunities Fund	$10,001 – $50,000*
	The Arbitrage Event-Driven Fund	None*
James Powers	The Arbitrage Credit Opportunities Fund	$100,001 – $500,000
Curtis Watkins	The Arbitrage Tactical Equity Fund	None

* Information is as of May 31, 2016.

Please retain this Supplement for future reference.